Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Preproduction revenue	$ 26.1	$ 0.0
Preproduction costs	5.4	0.0
Cash On Hand And Bank [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged	47.7	86.2
Current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	197.9	175.7
Non-current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 37.6	$ 29.0